Columbia Pyrford International Stock Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Pyrford International Stock Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 9.1%
Brambles Ltd.	937,077	8,907,426
Computershare Ltd.	407,422	7,201,166
Endeavour Group Ltd.	950,336	3,150,411
QBE Insurance Group Ltd.	488,678	5,809,950
Woodside Energy Group Ltd.	284,544	5,265,068
Woolworths Group Ltd.	364,121	7,679,118
Total		38,013,139
Finland 2.7%
KONE OYJ, Class B	84,699	4,321,267
Sampo OYJ, Class A	158,951	6,803,851
Total		11,125,118
France 6.6%
Air Liquide SA	42,276	8,323,045
Bureau Veritas A	165,741	4,991,659
Legrand SA	48,480	5,264,101
Rubis SCA	82,696	2,945,923
Sanofi SA	64,406	6,305,476
Total		27,830,204
Germany 8.7%
Brenntag SE	80,337	5,787,148
DHL Group	145,792	6,137,898
Fielmann Group AG	60,585	2,886,610
GEA Group AG	73,360	3,071,118
Infineon Technologies AG	88,429	3,577,704
Merck KGaA	26,390	4,796,387
Nemetschek SE	35,186	3,233,415
SAP SE	36,987	6,744,895
Total		36,235,175
Hong Kong 5.0%
AIA Group Ltd.	872,800	6,779,214
ASMPT Ltd.	264,270	3,160,419
Power Assets Holdings Ltd.	953,069	5,291,763
VTech Holdings Ltd.	821,700	5,892,075
Total		21,123,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.7%
PT Bank Rakyat Indonesia Persero Tbk	21,290,200	5,706,613
PT Telekomunikasi Indonesia Persero Tbk	32,642,100	5,822,349
Total		11,528,962
Japan 13.3%
ABC-Mart, Inc.	279,000	5,380,724
Japan Tobacco, Inc.	389,168	11,041,757
KDDI Corp.	322,900	8,897,437
Mitsubishi Electric Corp.	465,300	8,085,676
Nabtesco Corp.	349,000	5,710,025
Nihon Kohden Corp.	242,400	7,401,086
Nissan Chemical Industries Ltd.	111,300	3,094,566
Sumitomo Rubber Industries Ltd.	304,000	3,430,015
Toyota Tsusho Corp.	39,500	2,412,225
Total		55,453,511
Malaysia 3.1%
Axiata Group Bhd	4,163,400	2,479,391
Malayan Banking Bhd	3,987,300	8,413,889
Telekom Malaysia Bhd	1,493,500	1,973,205
Total		12,866,485
Netherlands 3.8%
Koninklijke Philips NV(a)	144,367	3,943,366
Koninklijke Vopak NV	91,069	3,743,675
Shell PLC	112,962	4,077,337
Wolters Kluwer NV	26,595	4,241,624
Total		16,006,002
Norway 2.0%
Telenor ASA	703,034	8,198,257
Singapore 6.9%
ComfortDelGro Corp., Ltd.	2,657,000	2,739,231
Singapore Technologies Engineering Ltd.	1,668,700	5,175,347
Singapore Telecommunications Ltd.	2,578,007	4,742,373
United Overseas Bank Ltd.	469,302	10,701,054
Venture Corp., Ltd.	550,200	5,725,029
Total		29,083,034

Columbia Pyrford International Stock Fund  | 2024

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.6%
ASSA ABLOY AB, Class B	121,998	3,585,162
Atlas Copco AB, Class A	163,970	3,158,764
Essity AB, Class B	160,899	4,133,877
Total		10,877,803
Switzerland 8.2%
Geberit AG	4,167	2,562,994
Givaudan SA	599	2,823,865
Nestlé SA, Registered Shares	94,355	10,015,420
Novartis AG, Registered Shares	86,905	8,994,490
Schindler Holding AG	8,581	2,232,260
SGS SA, Registered Shares	29,625	2,758,840
Zurich Insurance Group AG	9,201	4,842,548
Total		34,230,417
Taiwan 3.0%
Advantech Co., Ltd.	227,674	2,492,685
Chunghwa Telecom Co., Ltd.	1,086,000	4,297,048
Merida Industry Co., Ltd.	89,000	630,312
Taiwan Semiconductor Manufacturing Co., Ltd.	199,000	5,095,981
Total		12,516,026
United Kingdom 14.5%
BP PLC	614,674	3,845,084
British American Tobacco PLC	217,388	6,722,688
Bunzl PLC	110,366	4,149,235
Croda International PLC	60,802	3,551,952
IMI PLC	137,186	3,278,944
Imperial Brands PLC	205,492	5,106,295
Legal & General Group PLC	2,249,593	7,214,779
National Grid PLC	510,402	5,782,850
Reckitt Benckiser Group PLC	85,931	4,918,120
Rio Tinto Ltd.	47,993	4,128,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	151,950	8,313,686
Vodafone Group PLC	3,561,929	3,443,674
Total		60,455,400
United States 3.6%
GSK PLC	277,166	6,219,056
Roche Holding AG, Genusschein Shares	33,993	8,678,988
Total		14,898,044
Total Common Stocks (Cost $318,029,257)		400,441,048

Preferred Stocks 1.6%
Issuer	Shares	Value ($)
Germany 1.6%
FUCHS SE	140,566	6,825,938
Total Preferred Stocks (Cost $4,294,783)		6,825,938

Rights 0.1%
Issuer	Shares	Value ($)
United Kingdom 0.1%
National Grid PLC(a)	148,867	371,895
Total Rights (Cost $—)		371,895

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	6,190,775	6,189,537
Total Money Market Funds (Cost $6,189,492)		6,189,537
Total Investments in Securities (Cost $328,513,532)		413,828,418
Other Assets & Liabilities, Net		4,303,980
Net Assets		$418,132,398
Columbia Pyrford International Stock Fund  | 2024

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	4,714,786	68,150,198	(66,675,020)	(427)	6,189,537	593	247,605	6,190,775
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Pyrford International Stock Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT319_08_P01_(07/24)